Document and Entity Information	Apr. 07, 2026
Cover [Abstract]
Entity Registrant Name	HOLOGIC INC
Security Exchange Name	NASDAQ
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0000859737
Current Fiscal Year End Date	--09-28
Document Type	8-K
Document Period End Date	Apr. 07, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36214
Entity Tax Identification Number	04-2902449
Entity Address, Address Line One	250 Campus Drive
Entity Address, City or Town	Marlborough
Entity Address, Postal Zip Code	01752
City Area Code	(508)
Local Phone Number	263-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HOLX
Entity Emerging Growth Company	false